UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of Registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		March 31, 2019
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 88.1%
Capital Equipment - 7.9%
Aerospace & Defense-2.6%
4,000	Boeing Co.	$1,525,680

Machinery-Construction & Mining-2.3%
10,000	Caterpillar, Inc.	1,354,900

Pollution Control-3.0%
17,000	Waste Management, Inc.	1,766,470

Consumer Cyclical - 4.4%
Apparel Manufacturing-1.6%
11,000	NIKE, Inc. - CL B	926,310

Media-Radio/TV-2.8%
15,000	Walt Disney Co.	1,665,450

Energy - 3.2%
Oil & Gas-Exploration & Production-3.2%
15,000	Devon Energy Corp.	473,400
15,000	EOG Resources, Inc.	1,427,700
		1,901,100

Financial - 15.4%
Bank-Money Center-5.9%
70,000	Bank of America Corp.	1,931,300
15,000	JPMorgan Chase & Co.	1,518,450
		3,449,750

Finance-Miscellaneous-9.5%
14,000	MasterCard, Inc. - CL A	3,296,300
15,000	Visa, Inc. - CL A	2,342,850
		5,639,150

Healthcare - 16.0%
Healthcare-Biomedical/Genetic-5.6%
100,000	Amarin Corp. - ADR *	2,076,000
4,000	Illumina, Inc. *	1,242,760
		3,318,760

Healthcare-Instrument-3.1%
3,200	Intuitive Surgical, Inc. *	1,825,856

Healthcare-Patient Care-4.2%
10,000	UnitedHealth Group, Inc.	2,472,600

Healthcare-Product-3.1%
20,000	Boston Scientific Corp. *	767,600
12,000	Medtronic PLC	1,092,960
		1,860,560

Retail - 16.4%
Retail-Drug Store-0.9%
10,000	CVS Health Corp.	539,300

Retail-Major Chain-4.1%
10,000	Costco Wholesale Corp.	2,421,400

Retail-Restaurant-2.3%
18,500	Starbucks Corp.	1,375,290

Retail-Specialty-9.1%
2,700	Amazon.com, Inc. *	4,808,025
1,700	Ulta Beauty, Inc. *	592,841
		5,400,866

Technology - 22.0%
Computer Data Storage-2.6%
8,000	Apple, Inc.	1,519,600

Computer-Software-6.5%
5,000	Adobe Systems, Inc. *	1,332,450
15,000	Microsoft Corp.	1,769,100
3,000	Palo Alto Networks, Inc. *	728,640
		3,830,190
Electronic-Semiconductor-1.9%
45,000	Advanced Micro Devices, Inc. *	1,148,400

Internet-8.1%
5,000	Akamai Technologies Inc. *	358,550
3,000	Alphabet, Inc. - CL C *	3,519,930
2,000	Facebook, Inc. - CL A *	333,380
34,000	Tencent Music Entertainment Group - ADR *	615,400
		4,827,260

Telecommunication Service-2.9%
20,000	AT&T, Inc.	627,200
27,500	Comcast Corp. - CL A	1,099,450
		1,726,650

Transportation - 2.8%
Railroad-2.8%
10,000	Union Pacific Corp.	1,672,000

Total Common Stocks (Cost $35,260,414)		52,167,542

MONEY MARKET FUNDS - 12.0%
7,120,243	First American Government Obligations Fund - Class X, 2.36%^	7,120,243
Total Money Market Funds (Cost $7,120,243)		7,120,243

	Total Investments (Cost $42,380,657) - 100.1%	59,287,785
	Liabilities in Excess of Other Assets - (0.1)%	(46,259)
	TOTAL NET ASSETS - 100.0%	$59,241,526

ADR - American Depositary Receipt
*	Non Income Producing
^	Rate shown is the seven day effective yield at March 31, 2019.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$52,167,542	$-	$-	$52,167,542
Money Market Funds	7,120,243	-	-	7,120,243
Total Investments	$59,287,785	$-	$-	$59,287,785

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments (Unaudited)		March 31, 2019
Monetta Core Growth Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 49.9%
Capital Equipment - 1.3%
Aerospace & Defense-1.3%
3,000	Boeing Co.	$1,144,260

Consumer Cyclical - 0.9%
Apparel Manufacturing-0.9%
10,000	NIKE, Inc. - CL B	842,100

Energy - 0.5%
Oil & Gas-Equipment & Services-0.5%
10,000	Schlumberger Ltd.	435,700

Financial - 14.8%
Bank-Money Center-4.8%
80,000	Bank of America Corp.	2,207,200
20,000	JPMorgan Chase & Co.	2,024,600
		4,231,800

Finance-Miscellaneous-10.0%
25,000	MasterCard, Inc. - CL A	5,886,250
19,000	Visa, Inc. - CL A	2,967,610
		8,853,860

Healthcare - 9.5%
Healthcare-Biomedical/Genetic-3.5%
150,000	Amarin Corp. - ADR *	3,114,000

Healthcare-Instrument-1.3%
2,000	Intuitive Surgical, Inc. *	1,141,160

Healthcare-Patient Care-4.7%
17,000	UnitedHealth Group, Inc.	4,203,420

Retail - 8.0%
Retail-Major Chain-2.0%
7,500	Costco Wholesale Corp.	1,816,050

Retail-Specialty-6.0%
3,000	Amazon.com, Inc. *	5,342,250

Technology - 12.3%
Computer Data Storage-1.5%
7,000	Apple, Inc.	1,329,650

Computer-Software-6.2%
3,000	Adobe Systems, Inc. *	799,470
40,000	Microsoft Corp.	4,717,600
		5,517,070

Internet-4.6%
3,500	Alphabet, Inc. - CL C *	4,106,585

Transportation - 2.6%
Railroad-2.6%
14,000	Union Pacific Corp.	2,340,800

Total Common Stocks (Cost $22,259,022)		44,418,705

EXCHANGE TRADED FUNDS - 47.5%
60,000	iShares Core S&P 500	17,073,600
55,000	SPDR S&P 500 Trust	15,536,400
37,000	Vanguard S&P 500	9,602,980
Total Exchange Traded Funds (Cost $24,801,691)		42,212,980

MONEY MARKET FUNDS - 2.7%
2,423,988	First American Government Obligations Fund - Class X, 2.36%^	2,423,988
Total Money Market Funds (Cost $2,423,988)		2,423,988

	Total Investments (Cost $49,484,701) - 100.1%	89,055,673
	Liabilities in Excess of Other Assets - (0.1)%	(93,069)
	TOTAL NET ASSETS - 100.0%	$88,962,604

ADR - American Depositary Receipt
*	Non Income Producing.
^	Rate shown is the seven day effective yield at March 31, 2019.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$44,418,705	$-	$-	$44,418,705
Exchange Traded Funds	42,212,980	-	-	42,212,980
Money Market Funds	2,423,988	-	-	2,423,988
Total Investments	$89,055,673	$-	$-	$89,055,673

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Monetta Trust

By (Signature and Title) /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date          5.23.19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date       5.23.19

By (Signature and Title) /s/ Robert J. Bacarella
Robert J. Bacarella, Chief Financial Officer

Date      5.23.19